Segment Reporting - Operating Revenue by Principal Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Total operating revenue	$ 2,527,556	$ 2,221,852	$ 2,253,710
North America [member]
Disclosure of geographical areas [line items]
Total operating revenue	609,954	638,854	559,613
Panama [member]
Disclosure of geographical areas [line items]
Total operating revenue	413,495	371,645	374,219
Central America and Caribbean [member]
Disclosure of geographical areas [line items]
Total operating revenue	275,341	273,610	289,009
Brazil [member]
Disclosure of geographical areas [line items]
Total operating revenue	363,774	245,375	290,613
Colombia [member]
Disclosure of geographical areas [line items]
Total operating revenue	197,819	146,138	174,206
Others South America [member]
Disclosure of geographical areas [line items]
Total operating revenue	$ 667,173	$ 546,230	$ 566,050